Geographic areas and major customers	12 Months Ended
Dec. 31, 2016
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 12- Geographic areas and major customers

A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2014	2015	2016
	US$ thousands

North America	53,712	54,537	65,590
Europe	11,421	16,331	24,208
Asia-Pacific	10,489	11,870	10,549

	75,622	82,738	100,347

B.	Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2014	2015	2016
	US$ thousands

Customer "A"	18,083	16,320	17,366
Customer "B"	*	*	11,628

                               *      Less than 10% of sales.

C.	Information on Long lived assets by geographic areas:

The following table presents the locations of the Company's long lived assets as of December 31, 2015 and 2016:

	Year ended December 31
	2015	2016
	US$ thousands

North America	22	16
Europe	13,588	12,945
Israel	20,894	19,439
Other	46	-

	34,550	32,400